Tax Liabilities - Description of Tax Liabilities (Parenthetical) (Detail) R$ in Millions	1 Months Ended	12 Months Ended
	May 31, 2017 Installment	Dec. 31, 2018 BRL (R$) Installment	Dec. 31, 2017	Dec. 31, 2016
Current and noncurrent tax liabilities [line items]
Standard tax rate		34.00%	34.00%	34.00%
Percentage of gross revenue to declare income tax on presumed profit basis		32.00%
PIS payable [member]
Current and noncurrent tax liabilities [line items]
Standard tax rate		7.60%
Annual gross revenue to declare income taxes on presumed profit basis | R$		R$ 78
Standard tax rate under allowed legislation to declare income taxes on presumeed profit basis		3.00%
Tax on applicable purchases withheld from payments made to suppliers		4.65%
COFINS Payable [member]
Current and noncurrent tax liabilities [line items]
Standard tax rate		1.65%
Standard tax rate under allowed legislation to declare income taxes on presumeed profit basis		0.65%
Tax on applicable purchases withheld from payments made to suppliers		4.65%
IRPJ payable [member]
Current and noncurrent tax liabilities [line items]
Standard tax rate		25.00%
CSLL payable [member]
Current and noncurrent tax liabilities [line items]
Standard tax rate		9.00%
Tax on applicable purchases withheld from payments made to suppliers		4.65%
Installment Payment of Taxes - PRT [member]
Current and noncurrent tax liabilities [line items]
Percentage of payment paid in installments		24.00%
Number of installments	24	24
Period for payment of residual tax liability	0.00%	0.00%
Withholding INSS [member]
Current and noncurrent tax liabilities [line items]
Withholding percentage of amount billed by suppliers		11.00%
Withholding IRPJ [member]
Current and noncurrent tax liabilities [line items]
Withholding percentage of amount billed by suppliers		1.50%
Services tax payable [member]
Current and noncurrent tax liabilities [line items]
Number of installments		36
Bottom of range [member]
Current and noncurrent tax liabilities [line items]
Number of installments		30
Bottom of range [member] | Services tax payable [member]
Current and noncurrent tax liabilities [line items]
Standard tax rate		2.00%
Number of installments		24
Top of range [member]
Current and noncurrent tax liabilities [line items]
Number of installments		60
Top of range [member] | Services tax payable [member]
Current and noncurrent tax liabilities [line items]
Standard tax rate		5.00%
Number of installments		120